Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	2025	2024	2023
Supply chain services	$12,481,187	$10,145,855	$8,051,575
Procurement and distribution	7,511,591	6,217,798	4,481,379
Consignment sales and other revenue	321,040	324,711	23,037
Total Revenue	$20,313,818	$16,688,364	$12,555,991